Capitalization - Convertible Preferred Stock Terms and Warrants (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Series Seed convertible preferred stock
Convertible Preferred Stock
Dividend rate (in dollars per share)	$ 0.008
Original issue price (in dollars per share)	0.10	$ 0.100000
Conversion price (in dollars per share)	0.30
Series A-1 convertible preferred stock
Convertible Preferred Stock
Dividend rate (in dollars per share)	0.010087
Original issue price (in dollars per share)	0.126084	0.126084
Conversion price (in dollars per share)	0.378252
Series A-2 convertible preferred stock
Convertible Preferred Stock
Dividend rate (in dollars per share)	0.011758
Original issue price (in dollars per share)	0.146976	0.146976
Conversion price (in dollars per share)	0.440928
Series A-3 convertible preferred stock
Convertible Preferred Stock
Dividend rate (in dollars per share)	0.014698
Original issue price (in dollars per share)	0.183720	0.183720
Conversion price (in dollars per share)	0.55116
Series B convertible preferred stock
Convertible Preferred Stock
Dividend rate (in dollars per share)	0.194
Original issue price (in dollars per share)	2.431	$ 2.431000
Conversion price (in dollars per share)	7.293
Series C convertible preferred stock
Convertible Preferred Stock
Dividend rate (in dollars per share)	0.417
Original issue price (in dollars per share)	5.217125
Conversion price (in dollars per share)	$ 15.651375